Loss Per Share (Details) - Schedule of computation of basic and diluted loss per common share - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of computation of basic and diluted loss per common share [Abstract]
Net loss attributable to BIT BROTHER LTD’s Shareholders	$ (3,417,379)	$ (681,041)
Loss per share- basic and diluted	$ (0.06)	$ (0.09)
Weighted Average Shares Outstanding-Basic and Diluted	55,507,725	7,237,052